Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 851,054
Fair value assets, ending balance	$ 884,574		884,574
Fair value liabilities, beginning balance			669,571
Fair value liabilities, ending balance	662,796		662,796
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,692	$ 3,910	4,183	$ 3,634
Gains (losses) included in earnings	(276)	(159)	(217)	(380)
Gains (losses) included in OCI	7	39	38	56
Purchases (issuances)	195	216	658	767
Settlement (sales) and other	(96)	12	(1,054)	(270)
Transfers into Level 3	(3)	(170)	(228)	(199)
Transfers out of Level 3	162	89	301	329
Fair value assets, ending balance	3,681	3,937	3,681	3,937
Gains (losses) included in earnings for positions still held	(251)	(126)	(228)	(177)
Fair value liabilities, beginning balance	(542)	(633)	(478)	(383)
Gains (losses) included in earnings	(51)	(39)	(42)	(90)
Gains (losses) included in OCI	(1)		0	1
Purchases (issuances)	(208)	(60)	(609)	(417)
Settlement (sales) and other	27	38	115	76
Transfers into Level 3	(61)	(3)	(271)	(93)
Transfers out of Level 3	267	89	716	298
Fair value liabilities, ending balance	(569)	(608)	(569)	(608)
Gains (losses) included in earnings for positions still held	(32)	(23)	14	(44)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	735	650	680	644
Gains (losses) included in OCI	6	16	43	26
Purchases (issuances)	0		32	3
Settlement (sales) and other	(1)
Settlement (sales) and other	(4)	(7)	(18)	(16)
Transfers into Level 3			0	2
Fair value assets, ending balance	737	659	737	659
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	31	30	31	29
Gains (losses) included in OCI	(2)	(1)	(2)
Fair value assets, ending balance	29	29	29	29
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	134	144	143	149
Gains (losses) included in OCI	3	6	5	10
Settlement (sales) and other	(3)	(4)	(14)	(13)
Fair value assets, ending balance	134	146	134	146
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	570	476	506	466
Gains (losses) included in OCI	5	11	40	16
Purchases (issuances)	0		32	3
Settlement (sales) and other		(3)	(4)	(3)
Transfers into Level 3			0	2
Fair value assets, ending balance	574	484	574	484
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(522)	(647)	(493)	(662)
Gains (losses) included in earnings	(68)	43	(103)	46
Gains (losses) included in OCI	1		3
Purchases (issuances)	34	(66)	(5)	(80)
Settlement (sales) and other	(42)	122	(37)	135
Transfers into Level 3	(28)	18	(19)	30
Transfers out of Level 3	(21)	(18)	8	(17)
Fair value assets, ending balance	(646)	(548)	(646)	(548)
Gains (losses) included in earnings for positions still held	(81)	43	(115)	55
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(53)	(27)	(51)	(49)
Gains (losses) included in earnings	7	(9)	(4)	(10)
Gains (losses) included in OCI	(1)	1	2	6
Purchases (issuances)	1	(1)	2	14
Settlement (sales) and other	0		(1)	3
Transfers into Level 3			0	2
Transfers out of Level 3	0	(10)	6	(12)
Fair value assets, ending balance	(46)	(46)	(46)	(46)
Gains (losses) included in earnings for positions still held	7	(9)	(16)	(3)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(392)	(298)	(303)	(438)
Gains (losses) included in earnings	(48)	(24)	32	(139)
Gains (losses) included in OCI	(2)	(1)	1	5
Purchases (issuances)	(22)	(11)	(34)	(59)
Settlement (sales) and other	(7)	4	0	5
Transfers into Level 3	(27)	(198)	(301)	(284)
Transfers out of Level 3	202	132	309	514
Fair value assets, ending balance	(296)	(396)	(296)	(396)
Gains (losses) included in earnings for positions still held	(34)	(13)	75	1
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	25	(6)	18	3
Purchases (issuances)	0		6	(1)
Settlement (sales) and other	(7)	16	(6)	8
Fair value assets, ending balance	18	10	18	10
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	5	9	7	11
Settlement (sales) and other	(1)	(1)	(3)	(3)
Fair value assets, ending balance	4	8	4	8
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,207	1,837	1,781	1,859
Gains (losses) included in earnings	(63)	(33)	32	(87)
Gains (losses) included in OCI	(3)	21	(3)	25
Purchases (issuances)	20	78	161	445
Settlement (sales) and other	(1)	(84)	(815)	(324)
Transfers into Level 3		9	7	50
Transfers out of Level 3	(11)	(14)	(14)	(154)
Fair value assets, ending balance	1,149	1,814	1,149	1,814
Gains (losses) included in earnings for positions still held	(62)	(30)	(43)	(81)
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,687	2,392	2,544	2,266
Gains (losses) included in earnings	(104)	(136)	(174)	(190)
Gains (losses) included in OCI	6	2	(8)	(6)
Purchases (issuances)	162	216	496	445
Settlement (sales) and other	(34)	(38)	(174)	(78)
Transfers into Level 3	52	1	85	1
Transfers out of Level 3	(8)	(1)	(8)	(2)
Fair value assets, ending balance	2,761	2,436	2,761	2,436
Gains (losses) included in earnings for positions still held	(81)	(117)	(129)	(149)
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	32
Purchases (issuances)	3		3
Settlement (sales) and other			(3)
Settlement (sales) and other	(3)
Transfers into Level 3	51		83
Fair value assets, ending balance	83		83
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,655	2,392	2,544	2,266
Gains (losses) included in earnings	(104)	(136)	(174)	(190)
Gains (losses) included in OCI	6	2	(8)	(6)
Purchases (issuances)	159	216	493	445
Settlement (sales) and other	(31)	(38)	(171)	(78)
Transfers into Level 3	1	1	2	1
Transfers out of Level 3	(8)	(1)	(8)	(2)
Fair value assets, ending balance	2,678	2,436	2,678	2,436
Gains (losses) included in earnings for positions still held	(81)	(117)	(129)	(149)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(542)	(633)	(478)	(383)
Gains (losses) included in earnings	(51)	(39)	(42)	(90)
Gains (losses) included in OCI	(1)		0	1
Purchases (issuances)	(208)	(60)	(609)	(417)
Settlement (sales) and other	27	38	115	76
Transfers into Level 3	(61)	(3)	(271)	(93)
Transfers out of Level 3	267	89	716	298
Fair value liabilities, ending balance	(569)	(608)	(569)	(608)
Gains (losses) included in earnings for positions still held	$ (32)	$ (23)	$ 14	$ (44)